UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08297
                                                     ---------

                             Oppenheimer MidCap Fund
                             -----------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                      Date of reporting period: 04/30/2008
                                                ----------

================================================================================

ITEM 1.  REPORTS TO STOCKHOLDERS.

APRIL 30, 2008

--------------------------------------------------------------------------------

                                                               Management
      Oppenheimer                                             Commentaries
      MidCap Fund                                                  and
                                                               Semiannual
                                                                 Report
--------------------------------------------------------------------------------

      MANAGEMENT  COMMENTARIES

            An Interview with Your Fund's Manager

            Listing of Top Holdings

      SEMIANNUAL REPORT

            Listing of Investments

            Financial Statements

                                                         [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------

--------------------------------------------------------------------------
Media                                                                7.3%
--------------------------------------------------------------------------
IT Services                                                          7.0
--------------------------------------------------------------------------
Software                                                             6.4
--------------------------------------------------------------------------
Commercial Services & Supplies                                       6.2
--------------------------------------------------------------------------
Aerospace & Defense                                                  4.9
--------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                        4.6
--------------------------------------------------------------------------
Health Care Providers & Services                                     4.4
--------------------------------------------------------------------------
Health Care Equipment & Supplies                                     4.3
--------------------------------------------------------------------------
Electronic Equipment & Instruments                                   4.0
--------------------------------------------------------------------------
Energy Equipment & Services                                          3.8

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2008, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------

--------------------------------------------------------------------------
Covance, Inc.                                                        3.1%
--------------------------------------------------------------------------
Crown Castle International Corp.                                     2.8
--------------------------------------------------------------------------
Las Vegas Sands Corp.                                                2.5
--------------------------------------------------------------------------
Cameron International Corp.                                          2.4
--------------------------------------------------------------------------
Range Resources Corp.                                                2.4
--------------------------------------------------------------------------
IDEXX Laboratories, Inc.                                             2.3
--------------------------------------------------------------------------
Liberty Global, Inc., Series C                                       2.2
--------------------------------------------------------------------------
Focus Media Holding Ltd., ADR                                        2.2
--------------------------------------------------------------------------
Affiliated Computer Services, Inc., Cl. A                            2.2
--------------------------------------------------------------------------
Cognizant Technology Solutions Corp.                                 2.1

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2008, and are based on net assets.

For up-to-date Top 10 Fund Holdings, please visit www.oppenheimerfunds.com.

                          11 | OPPENHEIMER MIDCAP FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

SECTOR ALLOCATION

[PIE CHART]

Information Technology               23.4%
Industrials                          19.7
Consumer Discretionary               19.0
Health Care                          14.5
Financials                            8.7
Energy                                7.1
Telecommunication Services            3.0
Utilities                             1.8
Materials                             1.5
Consumer Staples                      1.3

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2008, and are based on the total market value of common stocks.

                          12 | OPPENHEIMER MIDCAP FUND

NOTES
--------------------------------------------------------------------------------

      Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

      INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

      The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

      CLASS A shares of the Fund were first publicly offered on 12/1/97. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

      CLASS B shares of the Fund were first publicly offered on 12/1/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Class B shares are subject to an annual 0.75% asset-based sales charge. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion.

      CLASS C shares of the Fund were first publicly offered on 12/1/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

      CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

                          13 | OPPENHEIMER MIDCAP FUND

NOTES
--------------------------------------------------------------------------------

      CLASS Y shares of the Fund were first publicly offered on 12/1/97. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

      An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                          14 | OPPENHEIMER MIDCAP FUND

FUND EXPENSES
--------------------------------------------------------------------------------

      FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs:
      (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2008.

      ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in

                          15 | OPPENHEIMER MIDCAP FUND

FUND EXPENSES Continued
--------------------------------------------------------------------------------

      the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                  BEGINNING          ENDING           EXPENSES
                                  ACCOUNT            ACCOUNT          PAID DURING
                                  VALUE              VALUE            6 MONTHS ENDED
ACTUAL                            NOVEMBER 1, 2007   APRIL 30, 2008   APRIL 30, 2008
---------------------------------------------------------------------------------------
Class A                           $ 1,000.00         $   868.70       $  6.29
---------------------------------------------------------------------------------------
Class B                             1,000.00             865.30          9.70
---------------------------------------------------------------------------------------
Class C                             1,000.00             865.30          9.89
---------------------------------------------------------------------------------------
Class N                             1,000.00             867.10          7.46
---------------------------------------------------------------------------------------
Class Y                             1,000.00             869.90          4.10

HYPOTHETICAL
(5% return before expenses)
---------------------------------------------------------------------------------------
Class A                             1,000.00           1,018.15          6.80
---------------------------------------------------------------------------------------
Class B                             1,000.00           1,014.52         10.47
---------------------------------------------------------------------------------------
Class C                             1,000.00           1,014.32         10.67
---------------------------------------------------------------------------------------
Class N                             1,000.00           1,016.91          8.06
---------------------------------------------------------------------------------------
Class Y                             1,000.00           1,020.49          4.43

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended April 30, 2008 are as follows:

CLASS        EXPENSE RATIOS
----------------------------
Class A           1.35%
----------------------------
Class B           2.08
----------------------------
Class C           2.12
----------------------------
Class N           1.60
----------------------------
Class Y           0.88

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                          16 | OPPENHEIMER MIDCAP FUND

STATEMENT OF INVESTMENTS April 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                    SHARES          VALUE
---------------------------------------------------------------------------
---------------------------------------------------------------------------
COMMON STOCKS--95.2%
---------------------------------------------------------------------------

CONSUMER DISCRETIONARY--18.1%
---------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.9%
New Oriental Education
& Technology Group,
Inc., Sponsored ADR 1                              100,100   $  7,513,506
---------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--4.6%
Burger King
Holdings, Inc.                                     603,700     16,843,230
---------------------------------------------------------------------------
Las Vegas Sands
Corp. 1                                            271,600     20,701,352
                                                             --------------
                                                               37,544,582

---------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.3%
Liberty Media
Corp.-Interactive,
Series A 1                                         689,100     10,426,083
---------------------------------------------------------------------------
MEDIA--7.3%
Cablevision Systems
Corp. New York
Group, Cl. A 1                                     468,900     10,784,700
---------------------------------------------------------------------------
Focus Media Holding
Ltd., ADR 1                                        497,500     18,352,775
---------------------------------------------------------------------------
Gemstar-TV Guide
International, Inc. 1                            1,136,600      4,580,498
---------------------------------------------------------------------------
Liberty Global, Inc.,
Series C 1                                         557,000     18,492,400
---------------------------------------------------------------------------
Liberty Media Corp.-
Entertainment, Cl. A 1                             322,800      8,376,660
                                                             --------------
                                                               60,587,033

---------------------------------------------------------------------------
SPECIALTY RETAIL--2.5%
Abercrombie &
Fitch Co., Cl. A                                   160,800     11,949,048
---------------------------------------------------------------------------
GameStop
Corp., Cl. A 1                                     160,900      8,855,936
                                                             --------------
                                                               20,804,984

---------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.5%
Polo Ralph Lauren
Corp., Cl. A                                       198,500     12,328,835
---------------------------------------------------------------------------
CONSUMER STAPLES--1.3%
---------------------------------------------------------------------------
BEVERAGES--1.3%
Central European
Distribution Corp. 1                               169,500     10,325,940
---------------------------------------------------------------------------
ENERGY--6.8%
---------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.8%
Cameron
International Corp. 1                              411,000     20,233,530
---------------------------------------------------------------------------
Dresser-Rand
Group, Inc. 1                                      310,900     11,369,613
                                                             --------------
                                                               31,603,143

---------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--3.0%
Range
Resources Corp.                                    298,600     19,821,068
---------------------------------------------------------------------------
SandRidge
Energy, Inc. 1                                      98,510      4,450,682
                                                             --------------
                                                               24,271,750

---------------------------------------------------------------------------
FINANCIALS--8.3%
---------------------------------------------------------------------------
CAPITAL MARKETS--3.0%
Affiliated Managers
Group, Inc. 1                                      159,700     15,864,598
---------------------------------------------------------------------------
Fortress Investment
Group LLC, Cl. A                                   459,590      6,710,014
---------------------------------------------------------------------------
Lazard Ltd., Cl. A                                  59,500      2,328,830
                                                             --------------
                                                               24,903,442

---------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.7%
MSCI, Inc., Cl. A 1                                446,560     13,852,291
---------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--2.0%
Boston
Properties, Inc.                                   160,200     16,098,498
---------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.6%
Jones Lang
LaSalle, Inc.                                      172,500     13,387,725
---------------------------------------------------------------------------
HEALTH CARE-13.8%
---------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.3%
Bard (C.R.), Inc.                                  175,600     16,536,252
---------------------------------------------------------------------------
IDEXX
Laboratories, Inc. 1                               350,600     18,651,920
                                                             --------------
                                                               35,188,172

                          17 | OPPENHEIMER MIDCAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                    SHARES          VALUE
---------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.4%
Coventry
Health Care, Inc. 1                                170,225   $  7,614,164
---------------------------------------------------------------------------
Healthways, Inc. 1                                 194,100      7,090,473
---------------------------------------------------------------------------
Schein (Henry), Inc. 1                             282,800     15,658,636
---------------------------------------------------------------------------
VCA Antech, Inc. 1                                 199,700      6,464,289
                                                             --------------
                                                               36,827,562

---------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.7%
Cerner Corp. 1                                     119,400      5,524,638
---------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--3.1%
Covance, Inc. 1                                    304,500     25,514,055
---------------------------------------------------------------------------
PHARMACEUTICALS--1.3%
Shire Pharmaceuticals
Group plc, ADR                                     199,200     10,944,048
---------------------------------------------------------------------------
INDUSTRIALS--18.7%
---------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.9%
Alliant
Techsystems, Inc. 1                                 72,500      7,973,550
---------------------------------------------------------------------------
Curtiss-Wright Corp.                               169,500      8,049,555
---------------------------------------------------------------------------
Precision
Castparts Corp.                                     90,000     10,580,400
---------------------------------------------------------------------------
Rockwell Collins, Inc.                             130,800      8,254,788
---------------------------------------------------------------------------
Spirit Aerosystems
Holdings, Inc., Cl. A 1                            203,700      5,941,929
                                                             --------------
                                                               40,800,222

---------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.8%
C.H. Robinson
Worldwide, Inc.                                    129,200      8,098,256
---------------------------------------------------------------------------
Expeditors
International of
Washington, Inc.                                   150,500      7,011,795
                                                             --------------
                                                               15,110,051

---------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--6.2%
Clean Harbors, Inc. 1                               81,200      5,356,764
---------------------------------------------------------------------------
EnergySolutions, Inc.                              524,900     11,469,065
---------------------------------------------------------------------------
FTI Consulting, Inc. 1                              92,200      5,900,800
---------------------------------------------------------------------------
IHS, Inc., Cl. A 1                                 186,500     12,318,325
---------------------------------------------------------------------------
Stericycle, Inc. 1                                 299,300     15,976,634
                                                             --------------
                                                               51,021,588

---------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.9%
Foster Wheeler Ltd. 1                               95,500      6,082,395
---------------------------------------------------------------------------
Quanta Services, Inc. 1                            351,000      9,315,540
                                                             --------------
                                                               15,397,935

---------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.3%
McDermott
International, Inc. 1                              202,400     10,844,592
---------------------------------------------------------------------------
MACHINERY--1.4%
Oshkosh Corp.                                      280,700     11,396,420
---------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.2%
Fastenal Co.                                       211,100     10,303,791
---------------------------------------------------------------------------
INFORMATION TECHNOLOGY--22.3%
---------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.5%
F5 Networks, Inc. 1                                182,100      4,120,923
---------------------------------------------------------------------------
QUALCOMM, Inc.                                     190,200      8,214,738
---------------------------------------------------------------------------
Research in
Motion Ltd. 1                                       67,100      8,161,373
                                                             --------------
                                                               20,497,034

---------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.8%
NetApp, Inc. 1                                     284,200      6,877,640
---------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.0%
Amphenol
Corp., Cl. A                                       364,500     16,832,610
---------------------------------------------------------------------------
Trimble
Navigation Ltd. 1                                  481,900     15,801,501
                                                             --------------
                                                               32,634,111

---------------------------------------------------------------------------
IT SERVICES--7.0%
Affiliated Computer
Services, Inc., Cl. A 1                            341,400     18,083,958
---------------------------------------------------------------------------
Cognizant Technology
Solutions Corp. 1                                  542,900     17,508,525
---------------------------------------------------------------------------
SAIC, Inc. 1                                       907,400     17,240,600
---------------------------------------------------------------------------
VeriFone
Holdings, Inc. 1                                   475,500      5,320,845
                                                             --------------
                                                               58,153,928

---------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.6%
ASML Holding NV                                    243,200      6,897,152

                          18 | OPPENHEIMER MIDCAP FUND

                                                    SHARES          VALUE
---------------------------------------------------------------------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT Continued
Varian Semiconductor
Equipment
Associates, Inc. 1                                 175,950   $  6,445,049
                                                             --------------
                                                               13,342,201

---------------------------------------------------------------------------
SOFTWARE--6.4%
Ansys, Inc. 1                                      289,200     11,634,516
---------------------------------------------------------------------------
Autodesk, Inc. 1                                   397,700     15,112,600
---------------------------------------------------------------------------
FactSet Research
Systems, Inc.                                      278,950     16,745,369
---------------------------------------------------------------------------
Take-Two Interactive
Software, Inc. 1                                   356,500      9,354,560
                                                             --------------
                                                               52,847,045

---------------------------------------------------------------------------
MATERIALS--1.4%
---------------------------------------------------------------------------
CHEMICALS--0.9%
Intrepid Potash, Inc. 1                             27,130      1,288,404
---------------------------------------------------------------------------
PPG Industries, Inc.                                99,900      6,130,863
                                                             --------------
                                                                7,419,267

---------------------------------------------------------------------------
METALS & MINING--0.5%
Titanium
Metals Corp.                                       284,500   $  4,335,780
---------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.8%
---------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.8%
Crown Castle
International Corp. 1                              605,100     23,508,135
---------------------------------------------------------------------------
UTILITIES--1.7%
---------------------------------------------------------------------------
GAS UTILITIES--1.7%
Questar Corp.                                      229,900     14,260,696
                                                             --------------
Total Common Stocks
(Cost $772,423,156)                                           786,396,723

---------------------------------------------------------------------------
INVESTMENT COMPANY--3.3%
---------------------------------------------------------------------------

Oppenheimer
Institutional
Money Market
Fund, Cl. E, 2.90% 2,3
(Cost $27,703,542)                              27,703,542     27,703,542

---------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $800,126,698)                                   98.5%   814,100,265
---------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                     1.5     12,314,696
                                                ---------------------------
NET ASSETS                                           100.0%  $826,414,961
                                                ===========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES
                                                     OCTOBER 31,        GROSS          GROSS           SHARES
                                                           2007     ADDITIONS     REDUCTIONS   APRIL 30, 2008
---------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                              3,338,314   179,212,380    154,847,152       27,703,542

                                                                                                     DIVIDEND
                                                                                       VALUE           INCOME
---------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                              $ 27,703,542        $ 226,782

3. Rate shown is the 7-day yield as of April 30, 2008.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          19 | OPPENHEIMER MIDCAP FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

April 30, 2008

---------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------

Investments, at value -- see accompanying statement of investments:
Unaffiliated companies (cost $772,423,156)                            $   786,396,723
Affiliated companies (cost $27,703,542)                                    27,703,542
                                                                      -----------------
                                                                          814,100,265
---------------------------------------------------------------------------------------
Cash                                                                          539,308
---------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                           27,827,588
Dividends                                                                     129,650
Shares of beneficial interest sold                                             45,551
Other                                                                          21,302
                                                                      -----------------
Total assets                                                              842,663,664

---------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------

Payables and other liabilities:
Investments purchased                                                      13,376,031
Shares of beneficial interest redeemed                                      2,231,088
Shareholder communications                                                    247,334
Trustees' compensation                                                        182,940
Transfer and shareholder servicing agent fees                                 117,344
Distribution and service plan fees                                             71,015
Other                                                                          22,951
                                                                      -----------------
Total liabilities                                                          16,248,703

---------------------------------------------------------------------------------------
NET ASSETS                                                            $   826,414,961
                                                                      =================

---------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------

Paid-in capital                                                       $ 1,541,639,278
---------------------------------------------------------------------------------------
Accumulated net investment loss                                            (4,079,616)
---------------------------------------------------------------------------------------
Accumulated net realized loss on investments                             (725,118,268)
---------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                 13,973,567
                                                                      -----------------
NET ASSETS                                                            $   826,414,961
                                                                      =================

                          20 | OPPENHEIMER MIDCAP FUND

---------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of $505,787,972 and 27,405,618 shares of beneficial interest
outstanding)                                                                  $ 18.46
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                   $ 19.59
---------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $124,809,370 and 7,304,093 shares of beneficial interest
outstanding)                                                                  $ 17.09
---------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $107,039,884 and 6,267,234 shares of beneficial
interest outstanding)                                                         $ 17.08
---------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $30,567,200 and 1,685,113 shares of beneficial
interest outstanding)                                                         $ 18.14
---------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $ 58,210,535 and 3,013,028 shares of
beneficial interest outstanding)                                              $ 19.32

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          21 | OPPENHEIMER MIDCAP FUND

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended April 30, 2008

---------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------

Dividends:
Unaffiliated companies (net of foreign withholding taxes of $12,509)   $    2,450,639
Affiliated companies                                                          226,782
---------------------------------------------------------------------------------------
Interest                                                                       18,734
                                                                       ----------------
Total investment income                                                     2,696,155

---------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------

Management fees                                                             2,964,439
---------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                       581,747
Class B                                                                       695,202
Class C                                                                       563,533
Class N                                                                        79,539
---------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                     1,132,669
Class B                                                                       190,811
Class C                                                                       220,141
Class N                                                                        64,537
Class Y                                                                        31,472
---------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                       135,264
Class B                                                                        51,952
Class C                                                                        20,802
Class N                                                                         2,618
Class Y                                                                            62
---------------------------------------------------------------------------------------
Custodian fees and expenses                                                    51,413
---------------------------------------------------------------------------------------
Trustees' compensation                                                         50,063
---------------------------------------------------------------------------------------
Administration service fees                                                       750
---------------------------------------------------------------------------------------
Other                                                                          27,199
                                                                       ----------------
Total expenses                                                              6,864,213
Less reduction to custodian expenses                                           (1,271)
Less waivers and reimbursements of expenses                                  (259,475)
                                                                       ----------------
Net expenses                                                                6,603,467

---------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                        (3,907,312)

---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------

Net realized gain on investments from unaffiliated companies                1,060,671
---------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                     (129,095,892)

---------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $ (131,942,533)
                                                                       ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          22 | OPPENHEIMER MIDCAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      SIX MONTHS                 YEAR
                                                           ENDED                ENDED
                                                  APRIL 30, 2008          OCTOBER 31,
                                                     (UNAUDITED)                 2007
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------

Net investment loss                               $   (3,907,312)     $   (10,326,011)
---------------------------------------------------------------------------------------
Net realized gain                                      1,060,671          240,973,815
---------------------------------------------------------------------------------------
Net change in unrealized appreciation               (129,095,892)         (95,104,245)
                                                  -------------------------------------
Net increase (decrease) in net
assets resulting from operations                    (131,942,533)         135,543,559

---------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                              (30,525,658)        (154,257,177)
Class B                                              (29,055,547)         (82,302,757)
Class C                                              (10,141,540)         (25,256,563)
Class N                                               (2,203,557)          (5,519,524)
Class Y                                               17,909,152             (457,498)
                                                  -------------------------------------
                                                     (54,017,150)        (267,793,519)

---------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------

Total decrease                                      (185,959,683)        (132,249,960)
---------------------------------------------------------------------------------------
Beginning of period                                1,012,374,644        1,144,624,604
                                                  -------------------------------------

End of period (including accumulated
net investment loss of $4,079,616 and
$172,304, respectively)                           $  826,414,961      $ 1,012,374,644
                                                  =====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          23 | OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SIX MONTHS
                                                     ENDED
                                            APRIL 30, 2008                                               YEAR ENDED OCTOBER 31,
CLASS A                                         (UNAUDITED)         2007          2006          2005          2004         2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period             $   21.25     $   18.67     $   17.56     $   15.04     $   13.97    $   11.43
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.07) 1       (.14) 1       (.12) 1       (.15) 1       (.17)        (.12)
Net realized and unrealized gain (loss)              (2.72)         2.72          1.23          2.67          1.24         2.66
                                                 ----------------------------------------------------------------------------------
Total from investment operations                     (2.79)         2.58          1.11          2.52          1.07         2.54
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $   18.46     $   21.25     $   18.67     $   17.56     $   15.04    $   13.97
                                                 ==================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  (13.13)%       13.82%         6.32%        16.76%         7.66%       22.22%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)         $ 505,788     $ 618,567     $ 687,642     $ 618,270     $ 504,292    $ 430,514
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 525,197     $ 681,071     $ 696,033     $ 570,513     $ 457,926    $ 366,050
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                  (0.71)%       (0.73)%       (0.65)%       (0.94)%       (1.05)%      (1.01)%
Total expenses                                        1.44% 4       1.37% 4       1.32% 4       1.39%         1.42%        1.61%
Expenses after payments, waivers and/or
reimbursements and reduction
to custodian expenses                                 1.35%         1.32%         1.30%         1.35%         1.33%        1.32%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 40%           96%           63%           39%          114%          76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended April 30, 2008   1.44%
        Year Ended October 31, 2007       1.37%
        Year Ended October 31, 2006       1.32%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          24 | OPPENHEIMER MIDCAP FUND

                                                SIX MONTHS
                                                     ENDED
                                            APRIL 30, 2008                                                YEAR ENDED OCTOBER 31,
CLASS B                                         (UNAUDITED)         2007          2006          2005          2004         2003
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period             $   19.75     $   17.47     $   16.56     $   14.29     $   13.37    $   11.02
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.12) 1       (.26) 1       (.25) 1       (.27) 1       (.30)        (.23)
Net realized and unrealized gain (loss)              (2.54)         2.54          1.16          2.54          1.22         2.58
                                                 --------------------------------------------------------------------------------
Total from investment operations                     (2.66)         2.28           .91          2.27           .92         2.35
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $   17.09     $   19.75     $   17.47     $   16.56     $   14.29    $   13.37
                                                 ================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  (13.47)%       13.05%         5.49%        15.89%         6.88%       21.33%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------

Net assets,end of period (in thousands)          $ 124,809     $ 177,264     $ 235,821     $ 310,352     $ 312,315    $ 327,880
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 139,516     $ 198,207     $ 283,459     $ 319,953     $ 316,748    $ 291,209
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                  (1.43)%       (1.44)%       (1.40)%       (1.71)%       (1.83)%      (1.75)%
Total expenses                                        2.08% 4       2.04% 4       2.08% 4       2.26%         2.30%        2.51%
Expenses after payments, waivers and/or
reimbursements and reduction
to custodian expenses                                 2.08%         2.03%         2.07%         2.14%         2.12%        2.06%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 40%           96%           63%           39%          114%          76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended April 30, 2008     2.08%
        Year Ended October 31, 2007         2.04%
        Year Ended October 31, 2006         2.08%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          25 | OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                SIX MONTHS
                                                     ENDED
                                            APRIL 30, 2008                                                YEAR ENDED OCTOBER 31,
CLASS C                                         (UNAUDITED)         2007          2006          2005          2004         2003
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period             $   19.74     $   17.47     $   16.56     $   14.29     $   13.37    $   11.02
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.13) 1       (.27) 1       (.24) 1       (.26) 1       (.25)        (.20)
Net realized and unrealized gain (loss)              (2.53)         2.54          1.15          2.53          1.17         2.55
                                                 --------------------------------------------------------------------------------
Total from investment operations                     (2.66)         2.27           .91          2.27           .92         2.35
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $   17.08     $   19.74     $   17.47     $   16.56     $   14.29    $   13.37
                                                 ================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  (13.47)%       12.99%         5.49%        15.89%         6.88%       21.33%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)         $ 107,040     $ 135,581     $ 144,184     $ 137,308     $ 110,018    $ 103,271
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 113,323     $ 136,508     $ 149,438     $ 126,925     $ 105,285    $  87,528
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                  (1.47)%       (1.48)%       (1.39)%       (1.68)%       (1.81)%      (1.77)%
Total expenses                                        2.16% 4       2.08% 4       2.06% 4       2.17%         2.26%        2.49%
Expenses after payments, waivers and/or
reimbursements and reduction
to custodian expenses                                 2.12%         2.07%         2.04%         2.10%         2.10%        2.08%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 40%           96%           63%           39%          114%          76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended April 30, 2008     2.16%
        Year Ended October 31, 2007         2.08%
        Year Ended October 31, 2006         2.06%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          26 | OPPENHEIMER MIDCAP FUND

                                                SIX MONTHS
                                                     ENDED
                                            APRIL 30, 2008                                                YEAR ENDED OCTOBER 31,
CLASS N                                         (UNAUDITED)         2007          2006          2005          2004         2003
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period              $  20.92     $   18.41     $   17.36     $   14.90     $   13.87    $   11.38
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.09) 1       (.19) 1       (.16) 1       (.19) 1       (.18)        (.17)
Net realized and unrealized gain (loss)              (2.69)         2.70          1.21          2.65          1.21         2.66
                                                  -------------------------------------------------------------------------------
Total from investment operations                     (2.78)         2.51          1.05          2.46          1.03         2.49
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $  18.14     $   20.92     $   18.41     $   17.36     $   14.90    $   13.87
                                                  ===============================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                  (13.29)%       13.63%         6.05%        16.51%         7.43%       21.88%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)          $ 30,567     $  37,722     $  38,500     $  34,879     $  22,488    $  16,606
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 32,014     $  37,676     $  38,644     $  29,445     $  18,969    $  11,846
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                  (0.96)%       (0.96)%       (0.89)%       (1.15)%       (1.28)%      (1.34)%
Total expenses                                        1.65% 4       1.59% 4       1.60% 4       1.67%         1.80%        1.86%
Expenses after payments, waivers and/or
reimbursements and reduction
to custodian expenses                                 1.60%         1.55%         1.53%         1.55%         1.57%        1.64%
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 40%           96%           63%           39%          114%          76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended April 30, 2008     1.65%
        Year Ended October 31, 2007         1.59%
        Year Ended October 31, 2006         1.60%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          27 | OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                         SIX MONTHS
                                              ENDED
                                     APRIL 30, 2008                                                       YEAR ENDED OCTOBER 31,
CLASS Y                                  (UNAUDITED)            2007              2006           2005         2004         2003
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning
of period                                  $  22.21         $  19.42          $  18.19       $  15.51     $  14.35     $  11.71
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment loss                            (.04) 1          (.07) 1           (.04) 1        (.08) 1      (.13)        (.19)
Net realized and
unrealized gain (loss)                        (2.85)            2.86              1.27           2.76         1.29         2.83
                                           --------------------------------------------------------------------------------------
Total from investment operations              (2.89)            2.79              1.23           2.68         1.16         2.64
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $  19.32         $  22.21          $  19.42       $  18.19     $  15.51     $  14.35
                                           ======================================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2           (13.01)%          14.37%             6.76%         17.28%        8.08%       22.55%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)   $ 58,211         $ 43,241          $ 38,478       $ 36,769     $ 23,785     $ 17,171
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $ 42,030         $ 38,230          $ 42,277       $ 31,030     $ 19,540     $ 11,928
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                           (0.40)%          (0.33)%           (0.21)%        (0.49)%      (0.69)%      (0.80)%
Total expenses                                 0.88% 4,5,6      0.91% 4,5,6,7     0.86% 4,5      0.89% 6      0.98% 6      1.11% 6,7
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          40%              96%               63%            39%         114%          76%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended April 30, 2008     0.88%
        Year Ended October 31, 2007         0.91%
        Year Ended October 31, 2006         0.86%

5. Waiver or reimbursement of indirect management fees less than 0.005%.

6. Reduction to custodian expenses less than 0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          28 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer MidCap Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected

                          29 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENTS IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

                          30 | OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended October 31, 2007, the Fund utilized $241,392,441 of capital loss carryforward to offset capital gains realized in that fiscal year. As of October 31, 2007, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

        EXPIRING
        --------------------------------------
        2009                     $ 420,157,455
        2010                       237,910,335
        2011                        67,636,297
                                 -------------
        Total                    $ 725,704,087
                                 =============

As of April 30, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $724,643,416 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the curr ent fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2008, it is estimated that the Fund will utilize $1,060,671 of capital loss carryforward to offset realized capital gains.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if

                          31 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

        Federal tax cost of securities   $ 800,126,698
                                         =============
        Gross unrealized appreciation    $  82,215,437
        Gross unrealized depreciation      (69,780,058)
                                         -------------
        Net unrealized appreciation      $  12,435,379
                                         =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. On November 19, 2007, the Fund's Board of Trustees voted to freeze participation in the retirement plan for the Board's independent trustees by not adding new participants to the plan after December 31, 2007. Active independent trustees who have accrued benefits under the plan prior to the freeze date will elect a distribution method with respect to their benefits. Benefits already accrued under the plan for Trustees who were participants prior to that freeze date are not affected.

During the six months ended April 30, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

        Projected Benefit Obligations Increased       $  35,647
        Payments Made to Retired Trustees                20,364
        Accumulated Liability as of April 30, 2008      170,061

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an

                          32 | OPPENHEIMER MIDCAP FUND
accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                         SIX MONTHS ENDED APRIL 30, 2008      YEAR ENDED OCTOBER 31, 2007
                                 SHARES           AMOUNT         SHARES            AMOUNT
-------------------------------------------------------------------------------------------
CLASS A
Sold                          2,497,893    $  46,813,907      7,000,880    $  137,080,894
Redeemed                     (4,195,776)     (77,339,565)   (14,734,745)     (291,338,071)
                             --------------------------------------------------------------
Net decrease                 (1,697,883)   $ (30,525,658)    (7,733,865)   $ (154,257,177)
                             ==============================================================

-------------------------------------------------------------------------------------------
CLASS B
Sold                            463,762    $   7,939,907      1,079,220    $   19,814,182
Redeemed                     (2,135,121)     (36,995,454)    (5,603,021)     (102,116,939)
                             --------------------------------------------------------------
Net decrease                 (1,671,359)   $ (29,055,547)    (4,523,801)   $  (82,302,757)
                             ==============================================================

                          33 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                         SIX MONTHS ENDED APRIL 30, 2008      YEAR ENDED OCTOBER 31, 2007
                                 SHARES           AMOUNT         SHARES            AMOUNT
-------------------------------------------------------------------------------------------
CLASS C
Sold                            488,828    $   8,386,464      1,160,849    $   21,285,139
Redeemed                     (1,088,744)     (18,528,004)    (2,546,706)      (46,541,702)
                             --------------------------------------------------------------
Net decrease                   (599,916)   $ (10,141,540)    (1,385,857)   $  (25,256,563)
                             ==============================================================

-------------------------------------------------------------------------------------------
CLASS N
Sold                            198,754    $   3,561,899        597,494    $   11,527,630
Redeemed                       (317,139)      (5,765,456)      (884,873)      (17,047,154)
                             --------------------------------------------------------------
Net decrease                   (118,385)   $  (2,203,557)      (287,379)   $   (5,519,524)
                             ==============================================================

-------------------------------------------------------------------------------------------
CLASS Y
Sold                          2,504,007    $  46,955,344        544,006    $   11,273,918
Redeemed                     (1,438,209)     (29,046,192)      (577,616)      (11,731,416)
                             --------------------------------------------------------------
Net increase (decrease)       1,065,798    $  17,909,152        (33,610)   $     (457,498)
                             ==============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended April 30, 2008, were as follows:

                                     PURCHASES           SALES
        ------------------------------------------------------
        Investment securities    $ 338,864,266   $ 425,160,848

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

        FEE SCHEDULE
        ---------------------------------------
        Up to $200 million                0.75%
        Next $200 million                 0.72
        Next $200 million                 0.69
        Next $200 million                 0.66
        Next $700 million                 0.60
        Next $1.0 billion                 0.58
        Over $2.5 billion                 0.56

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2008, the Fund paid $1,458,841 to OFS for services to the Fund.

                          34 | OPPENHEIMER MIDCAP FUND

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at March 31, 2008 for Class B, Class C and Class N shares were $17,157,269, $5,503,842 and $785,044, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                          35 | OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

                                         CLASS A         CLASS B         CLASS C         CLASS N
                         CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                       FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS           RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED                DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
------------------------------------------------------------------------------------------------
April 30, 2008         $ 155,990         $ 2,153       $ 153,606         $ 3,506           $ 493

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended April 30, 2008, OFS waived $221,778, $23,596 and $8,424 for Class A, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended April 30, 2008, the Manager waived $5,677 for IMMF management fees.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                          36 | OPPENHEIMER MIDCAP FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerFunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                          37 | OPPENHEIMER MIDCAP FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      - a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      - the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM  12. EXHIBITS.

(a)     (1) Not applicable to semiannual reports.

        (2) Exhibits attached hereto.

        (3) Not applicable.

(b)     Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer MidCap Fund


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/10/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/10/2008


By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 06/10/2008